Accounting Policies, by Policy (Policies)	2 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Accounting Policies, by Policy (Policies) [Line Items]
Basis of Presentation

Basis of presentation - The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) for interim financial information and in accordance with the instructions to Form 10-Q and Article 8-03 of Regulation S-X of the SEC. Certain information or footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted, pursuant to the rules and regulations of the SEC for interim financial reporting. Accordingly, they do not include all the information and footnotes necessary for a complete presentation of financial position, results of operations, or cash flows. In the opinion of management, the accompanying unaudited condensed consolidated financial statements include all adjustments, consisting of a normal recurring nature, which are necessary for a fair presentation of the financial position, operating results and cash flows for the periods presented.

On February 14, 2024, the Company completed the Merger with CERo Therapeutics, Inc., with CERo Therapeutics, Inc., surviving the Merger as a wholly-owned subsidiary of the Company, the accounting acquirer. The transaction was accounted for as a forward Merger asset acquisition.

Unless the context otherwise requires, the “Company,” for periods prior to the Closing, refers to CERo Therapeutics, Inc. (“Predecessor”), and for the periods after the Closing, refers to CERo Therapeutics Holdings, Inc. (“Successor” or the “Company”). As a result of the Merger, the results of operations, financial position and cash flows of the Predecessor and the Company are not directly comparable. CERo Therapeutics, Inc. was deemed to be the predecessor entity. Accordingly, the historical financial statements of CERo Therapeutics, Inc. became the historical financial statements of the combined Company, upon the consummation of the Merger. As a result, the financial statements included in this report reflect (i) the historical operating results of CERo Therapeutics, Inc. prior to the Merger and (ii) the combined results of the Company, CERo Therapeutics Holdings, Inc., following the Closing. The accompanying unaudited condensed consolidated financial statements include a Predecessor period, which includes the period through February 13, 2024 concurrent with the Merger, and a Successor period from February 14, 2024 through March 31, 2024. A black line between the Successor and Predecessor periods has been placed in the condensed consolidated financial statements and in the tables to the notes to the condensed consolidated financial statements to highlight the lack of comparability between these two periods.

Use of estimates

Use of estimates- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of expenses incurred during the reporting period. Items subject to such estimates and assumptions include the estimates of the fair values of acquired in-process research and development, convertible preferred stock, Common Stock, and earnout share liability, stock-based compensation expense, the present value of right-to-use assets and lease liabilities, and the valuation allowance associated with deferred tax assets. Actual results could differ from those estimates.

Use of estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S.”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of expenses incurred during the reporting period. Items subject to such estimates and assumptions include the estimates of the fair values of convertible preferred stock, common stock, and preferred stock warrant liability, stock-based compensation expense, the present value of right-to-use assets and lease liabilities, and the valuation allowance associated with deferred tax assets. Actual results could differ from those estimates.

Cash, restricted cash, and cash equivalents

Cash, restricted cash, and cash equivalents - the Company considers all highly liquid investments with an original maturity from the date of purchase of three months or less to be cash equivalents. As of March 31, 2024 for the Company and December 31, 2023 for Predecessor, cash and cash equivalents consist of cash deposited with banks, including a money market sweep account. Restricted cash for Predecessor and the Company consists of $79,756 held on account by a financial institution as collateral for a demand letter of credit issued as a real estate security deposit.

Cash, restricted cash, and cash equivalents – The Company considers all highly liquid investments with an original maturity from the date of purchase of three months or less to be cash equivalents. As of December 31, 2023 and 2022, cash and cash equivalents consist of cash deposited with banks, including a money market sweep account. Restricted cash consists of $79,756 held on account by a financial institution as collateral for a demand letter of credit issued as a real estate security deposit.

Concentration of credit risk

Concentration of credit risk - Financial instruments that potentially subject the Company to credit risk consist primarily of cash, restricted cash, and cash equivalents. The Company’s cash, restricted cash, and cash equivalents are on deposit with two financial institutions that management believe are of sufficiently high credit quality. Deposits at any of the Company’s financial institutions may, at times, exceed federal insured limits.

Concentration of credit risk – Financial instruments that potentially subject the Company to credit risk consist primarily of cash, restricted cash, and cash equivalents. The Company’s cash, restricted cash, and cash equivalents are on deposit with two financial institutions that management believe are of sufficiently high credit quality. Deposits at any of the Company’s financial institutions may, at times, exceed federal insured limits.

Property and equipment

Property and equipment - Property and equipment are stated at cost, less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the respective assets, generally three to five years or the remaining lease term for leasehold improvements, if shorter. Expenditures for repairs and maintenance are charged to expense as incurred. Upon disposition, the cost and related accumulated depreciation are removed from the accounts and the resulting gain or loss is reflected in the statements of operations.

Property and equipment – Property and equipment are stated at cost, less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the respective assets, generally three to five years or the remaining lease term for leasehold improvements, if shorter. Expenditures for repairs and maintenance are charged to expense as incurred. Upon disposition, the cost and related accumulated depreciation are removed from the accounts and the resulting gain or loss is reflected in the statements of operations.

Impairment of long-lived assets

Impairment of long-lived assets - The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. When such an event occurs, management determines whether there has been an impairment by comparing the anticipated undiscounted future net cash flows to the related asset’s carrying value. If an asset is considered impaired, the asset is written down to fair value, which is determined based either on discounted cash flows or appraised value, depending on the nature of the asset. Through March 31, 2024, the Predecessor and the Company have not experienced any impairment losses on its long-lived assets.

Impairment of long-lived assets – The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. When such an event occurs, management determines whether there has been an impairment by comparing the anticipated undiscounted future net cash flows to the related asset’s carrying value. If an asset is considered impaired, the asset is written down to fair value, which is determined based either on discounted cash flows or appraised value, depending on the nature of the asset. Through December 31, 2023, the Company has not experienced any impairment losses on its long-lived assets.

Leases

Leases - The Company determines if an arrangement is, or contains, a lease at inception. Right-of-use (“ROU”) assets represent the Company’s right to use an underlying asset during the lease term, and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. ROU assets and lease liabilities are recognized at lease commencement based upon the estimated present value of unpaid lease payments over the lease term using the Company’s incremental borrowing rate applicable to the underlying asset unless the implicit rate is readily determinable. The Company determines the lease term as the noncancellable period of the lease and may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Leases with a term of 12 months or less are not recognized on the balance sheets.

Certain leases include variable lease costs to reimburse the lessor for real estate tax and insurance expenses, and certain non-lease components that transfer a distinct service to the Lessee, such as common area maintenance services. The Company has elected to separate the accounting for fixed lease components and variable and non-lease components for real estate and equipment leases. The variable lease costs are recorded on the consolidated statement of operations as rent expense, within general and administrative expenses. The Company has no financing leases.

Leases – The Company determines if an arrangement contains a lease at inception. A lease is an operating or financing contract, or part of a contract, that conveys the right to control the use of an identified tangible asset for a period of time in exchange for consideration.

At lease inception, the Company recognizes a lease liability equal to the present value of the remaining lease payments, and a right of use asset equal to the lease liability, subject to certain adjustments, such as for lease incentives. In determining the present value of the lease payments, the Company uses its incremental borrowing rate, determined by estimating the Company’s applicable, fully collateralized borrowing rate, with adjustment as appropriate for lease term. The lease term at the lease commencement date is determined based on the non-cancellable period for which the Company has the right to use the underlying asset, together with any periods covered by an extension option if the Company is reasonably certain to exercise that option.

Right-of-use assets and obligations for leases with an initial term of 12 months or less are considered short term and are (a) not recognized in the balance sheet and (b) recognized as an expense on a straight-line basis over the lease term. The Company does not sublease any of its leased assets to third parties and the Company’s lease agreements do not contain any residual value guarantees or restrictive covenants.

The accounting for leases includes a number of reassessment and re-measurement requirements for lessees based on certain triggering events or impairment conditions. There were no impairment indicators identified during the years ended December 31, 2023 or 2022 that would require impairment testing of the Company’s right-of-use assets.

Certain of the Company’s leases include variable lease costs to reimburse the lessor for real estate tax and insurance expenses, and certain non-lease components that transfer a distinct service to the Company, such as common area maintenance services. The Company has elected to separate the accounting for fixed lease components and variable and non-lease components for real estate and equipment leases. The variable lease costs are recorded on the statement of operations as rent expense, within general and administrative expenses. The Company does not have any financing leases at December 31, 2023 or 2022.

Derivative Financial Instruments

Derivative Financial Instruments- The Company evaluates financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives in accordance with ASC Topic 815, “Derivatives and Hedging”. Derivative instruments are initially recorded at fair value on the grant date and re-valued at each reporting date, with changes in the fair value reported in the statements of operations. Derivative assets and liabilities are classified in the balance sheet as current or non-current based on whether or not net-cash settlement or conversion of the instrument could be required within 12 months of the balance sheet date.

Fair value measurements

Fair value measurements - Fair value is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. In determining fair value, the assumptions that market participants would use in pricing an asset or liability (the inputs) are based on a tiered fair value hierarchy consisting of three levels, as follows:

Level 1	-	Observable inputs such as unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.
Level 2	-	Inputs (other than quoted prices included in Level 1) that are either directly or indirectly observable for the asset or liability. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.
Level 3	-	Unobservable inputs for which there is little or no market data and which require the Company to develop its own assumptions about how market participants would price the asset or liability. Consideration is given to the risk inherent in the valuation technique and the risk inherent in the inputs to the model.

The categorization of a financial instrument within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The carrying amounts of cash, restricted cash, and cash equivalents, prepaid expenses and other current assets, accounts payable, and accrued liabilities approximate fair value due to their relatively short-term maturities.

Fair value measurements – The Company’s assets and liabilities are carried at fair value. Fair value is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. In determining fair value, the assumptions that market participants would use in pricing an asset or liability (the inputs) are based on a tiered fair value hierarchy consisting of three levels, as follows:

Level 1	–	Observable inputs such as unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.
Level 2	–	Inputs (other than quoted prices included in Level 1) that are either directly or indirectly observable for the asset or liability. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active.
Level 3	–	Unobservable inputs for which there is little or no market data and which require the Company to develop its own assumptions about how market participants would price the asset or liability. Consideration is given to the risk inherent in the valuation technique and the risk inherent in the inputs to the model.

Carrying amounts of certain of the Company’s financial instruments, including cash, restricted cash, and cash equivalents, prepaid expenses and other current assets, accounts payable, and accrued liabilities approximate fair value due to their relatively short maturities.

Non-financial assets such as property and equipment are evaluated for impairment and adjusted to fair value using Level 3 inputs only when impairment is recognized. Fair values are considered Level 3 when management makes significant assumptions in developing a discounted cash flow model based upon a number of considerations including projections of revenues, earnings, and a discount rate. To date, the Company has not recorded any adjustments to fair value related to impairment on property and equipment.

At December 31, 2023 and 2022, the fair value of the Company’s preferred stock warrant liability (see Note 7 for details) was classified as follows:

	December 31, 2023
	Level 1	Level 2	Level 3	Total
Preferred stock warrant liability	$-	$-	$320,117	$320,117
	December 31, 2022
	Level 1	Level 2	Level 3	Total
Preferred stock warrant liability	$-	$-	$610,381	$610,381

The change in the fair value measurement using significant inputs (Level 3) is summarized below:

Balance at December 31, 2021	$647,373
Gain on revaluation of warrant liability	(36,992)
Balance at December 31, 2022	$610,381
Gain on revaluation of warrant liability	(290,264)
Balance at December 31, 2023	$320,117

Research and development

Research and development - R&D costs consist primarily of salaries and benefits, including stock-based compensation, occupancy, materials and supplies, contracted research, consulting arrangements, and other expenses incurred in the pursuit of R&D programs. R&D costs are expensed as incurred.

Research and development – R&D costs consist primarily of salaries and benefits, including stock-based compensation, occupancy, materials and supplies, contracted research, consulting arrangements, and other expenses incurred in the pursuit of the Company’s R&D programs. R&D costs are expensed as incurred.

Stock-based compensation

Stock-based compensation - The Company periodically issues Common Stock and stock options to officers, directors, and consultants for services rendered. The Company accounts for stock-based compensation as measured at grant date, based on the fair value of the award. The Company uses a Black-Scholes option pricing model (“Black-Scholes”) to estimate option award fair value, which requires the input of subjective assumptions, including the expected volatility of the Company’s Common Stock, expected risk-free interest rate, and the option’s expected life. The Company also evaluates the impact of modifications made to the original terms of equity awards when they occur. The fair value of restricted stock awards is based upon the share price of the Common Stock on the date of grant.

The fair value of equity awards that are expected to vest is amortized on a straight-line basis over the requisite service period. Stock-based compensation expense is recognized net of actual forfeitures when they occur, as an increase to additional paid-in capital in the condensed consolidated balance sheets and in research and development or, general and administrative expenses in the condensed consolidated statements of operations and comprehensive loss. All stock-based compensation costs are recorded in the condensed consolidated statements of operations based upon the underlying employee’s role within the Company.

Stock-based compensation – The Company periodically issues common stock and stock options to officers, directors, and consultants for services rendered. Stock-based compensation accounting requires the recognition of stock-based compensation expense, using a grant date fair value-based method, for costs related to all share-based payments including stock options and restricted stock awards granted to employees and non-employees. Companies are required to estimate the fair value of all share-based payment awards on the date of grant using an option pricing model, and the Company uses a Black-Scholes option pricing model (“Black-Scholes”) to estimate option award fair value. The fair value of restricted stock awards is based upon the estimated share price of the common shares on the date of grant. Forfeitures are accounted for as they occur, and the Company applies the simplified method to estimate expected term of “plain vanilla” options. All options and restricted stock awards granted since inception are expensed on a straight-line basis over the requisite service period, which is usually the vesting period, and the related amount is recognized in the statements of operations.

The accounting for stock options granted to outside consultants is consistent with the accounting for stock-based payments to officers and directors, as described above, by measuring the cost of services received in exchange for equity awards utilizing the grant date fair value of the awards, with the cost recognized as stock-based compensation expense on the straight-line basis in the Company’s financial statements over the vesting period of the awards.

Income taxes

Income taxes - The Company accounts for income taxes under the liability method. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.

The Company follows tax accounting requirements for the recognition, measurement, presentation, and disclosure in the financial statements of any uncertain tax positions that have been taken or expected to be taken on a tax return. No liability related to uncertain tax positions is recorded in the financial statements. It is the Company’s policy to include penalties and interest expense related to income taxes as a component of income tax expense, as necessary. The Company has not recorded any interest or penalties associated with income tax since inception. Tax years subsequent to 2020 are subject to examination by federal and state authorities.

Income taxes – The Company accounts for income taxes under the liability method. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.

The Company follows tax accounting requirements for the recognition, measurement, presentation, and disclosure in the financial statements of any uncertain tax positions that have been taken or expected to be taken on a tax return. No liability related to uncertain tax positions is recorded in the financial statements. It is the Company’s policy to include penalties and interest expense related to income taxes as a component of income tax expense, as necessary. The Company has not recorded any interest or penalties associated with income tax since inception. Tax years subsequent to 2020 are subject to examination by federal and state authorities.

Recent accounting pronouncements not yet adopted

Recent accounting pronouncements not yet adopted – In August 2020, the FASB issued ASU No. 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity. This amends the ASC 815 Derivatives and Hedging—Contracts in Entity’s Own Equity to simplify the guidance on (1) accounting for convertible instruments, and (2) the derivatives scope exception for contracts in an entity’s own equity. The guidance on earnings per share (“EPS”) has also been amended to simplify the calculations and make them more internally consistent. The standard will be effective for nonpublic business entities beginning after December 15, 2023. The Company is currently evaluating this new standard and the impact it will have on its financial statements, information technology systems, processes, and internal controls.

Convertible preferred stock

Convertible preferred stock – The Company’s convertible preferred stock is redeemable upon the liquidation or winding up of the Company, a change in control, or a deemed liquidation event related to the sale of substantially all the assets of the Company. Based on the ownership of the Company’s equity and associated board of director control, deemed liquidation events are not solely within the control of the Company. As a result, the shares of the Company’s convertible preferred stock are considered contingently redeemable. The Company has elected to present its convertible preferred stock as mezzanine equity in its balance sheet. Further, the Company has elected not to adjust the carrying values of its convertible preferred stock to the redemption value of such shares, since it is uncertain whether or when a redemption event will occur. Subsequent adjustments to increase the carrying values to the redemption values will be made when it becomes probable that such redemption will occur. The Company has not included the effect of convertible preferred stock in the calculation of diluted loss per share, since the inclusion of such convertible preferred stock would be anti-dilutive.

Preferred stock warrant liability

Preferred stock warrant liability – Warrant accounting requires liability classification of warrants when the warrants include a conditional obligation, once the warrant is exercised, that would require the Company to redeem its equity shares. As stated above, the shares of the Company’s convertible preferred stock are considered contingently redeemable and therefore, any preferred stock warrants to purchase preferred shares are classified as a liability in the Company’s balance sheets. The warrants are analyzed to determine whether the warrant is a freestanding instrument and if so, whether the warrant was issued in a transaction with other instrument(s). If a freestanding warrant is issued with other instruments in a single transaction, then the proceeds of the transaction are allocated first to the fair value of the warrant, with the remainder being allocated to the other instruments. The warrants are remeasured as of each reporting period end, with any changes in fair value recognized as interest and other income, net in the statement of operations. The Company has determined that the warrant liability is a Level 3 instrument in the fair value measurements hierarchy. The Company has not included the effect of the preferred stock warrants in the calculation of diluted loss per share since the inclusion of such warrants would be anti-dilutive.

Earnings per share

Earnings per share – The Company reports both basic and diluted earnings per share. Basic earnings per share is calculated based on the weighted average number of shares of common stock outstanding and excludes the dilutive effect of convertible preferred stock, convertible preferred stock warrants, stock options or any other type of convertible securities. Diluted earnings per share is calculated based on the weighted average number of shares of common stock outstanding and when the effect of stock options, warrants and other types of convertible securities is dilutive, they are included in the calculation. Dilutive securities are excluded from the diluted earnings per share calculation if their effect is anti-dilutive, such as in periods where the Company reports a net loss.

PHOENIX BIOTECH ACQUISITION CORP. [Member]
Accounting Policies, by Policy (Policies) [Line Items]
Basis of Presentation

Basis of Presentation

The accompanying financial statements are presented in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC.

Use of estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. Such estimates may be subject to change as more current information becomes available and accordingly the actual results could differ significantly from those estimates. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Actual results could differ from those estimates.

Cash, restricted cash, and cash equivalents

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company did not have any cash equivalents as of December 31, 2023 and 2022.

Concentration of credit risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times, may exceed the Federal Deposit Insurance Corporation coverage limit of $250,000. At December 31, 2023 and 2022, the Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.

Income taxes

Income Taxes

The Company complies with the accounting and reporting requirements of ASC 740, “Income Taxes” (“ASC 740”), which requires an asset and liability approach to financial accounting and reporting for income taxes. Deferred income tax assets and liabilities are computed for differences between the financial statement and tax bases of assets and liabilities that will result in future taxable or deductible amounts, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. There were no unrecognized tax benefits as of December 31, 2023 and 2022. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. No amounts were accrued for the payment of interest and penalties at December 31, 2023 and 2022. The Company is currently not aware of any issues under review that could result in significant payments, accruals, or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

Deferred tax liabilities and assets are determined based on the difference between the financial statement and tax basis of assets and liabilities, using enacted tax rates in effect for the year in which the differences are expected to reverse. Current income taxes are based on the year’s income taxable for federal and state income tax reporting purposes. Total tax provision may differ from the statutory tax rates applied to income before provision for income taxes due principally to expenses charged which are not tax deductible.

The total provision benefit for income taxes is comprised of the following:

	December 31, 2023	December 31, 2022
Current expense	$(94,819)	$(599,159)
Deferred tax benefit	—	—
Change in valuation allowance	—	—
Total income tax (expense) benefit	$(94,819)	$(599,159)

The net deferred tax assets in the accompanying balance sheets included the following components:

	December 31, 2023	December 31, 2022
Deferred tax assets	$607,516	$596,692
Deferred tax liabilities	—	—
Valuation allowance for deferred tax assets	(607,516)	(596,692)
Net deferred tax assets	$—	$—

The deferred tax assets as of December 31, 2023 and 2022 were comprised of the tax effect of cumulative temporary differences as follows:

	December 31, 2023	December 31, 2022
General and administration expenses before business combination	$607,516	$596,692
Valuation allowance for deferred tax assets	(607,516)	(596,692)
Total	$—	$—

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets, projected future taxable income and tax planning strategies in making this assessment. For the year ended December 31, 2023 and 2022, the valuation allowance was $607,516 and $596,692, respectively.

A reconciliation of the statutory federal income tax provision (benefit) to the Company’s effective tax rate is as follows:

	December 31, 2023	December 31, 2022
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Valuation allowance	(17.33)%	852.7%
Income tax provision (benefit)	3.67%	873.7%

Reclassifications

Reclassifications

Certain prior year amounts have been reclassified due to an immaterial correction of an error and for consistency with the current period presentation. These reclassifications had no effect on the reported results of operations. An adjustment for $244,777 has been made to Class A common stock subject to possible redemption and Accumulated deficit as of December 31, 2022 to correct the total amount redeemable to stockholders.

In the Form 10-Q for three months ended March 31, 2023, the Company discovered an error in the Statement of Cash Flows for the presentation of restricted cash. The error was not corrected and persisted in the statements of cash flows in the quarterly reports on 10-Q for the three months ended June 30, 2023 and September 30, 2023. These errors had no impact on the balance sheets or the statements of operations in those periods. This error is corrected in the statement of cash flows in the Company’s December 31, 2023 audited financial statements.

Emerging Growth Company

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and stockholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Cash, restricted cash, and cash equivalents

Restricted Cash

The Company considers all cash to be held for a specific purpose restricted cash. As of December 31, 2023 and 2022, the Company had $0 and $41,665,974 in restricted cash, respectively. The restricted cash as of December 31, 2022 was intended to satisfy stockholder redemption payments. The cash and restricted cash balances included in the balance sheets as of December 31, 2023 and 2022, are comprised of the following:

	December 31,
	2023	2022

Cash	$96,873	$475,870
Restricted cash	—	41,665,974
Total cash and restricted cash	$96,873	$42,141,844

Money Market Funds Held in Trust Account

Money Market Funds Held in Trust Account

At December 31, 2023, the assets held in Trust Account were held in money market funds that invested in U.S. Treasury securities. At December 31, 2022, substantially all of the assets held in the Trust Account were held as cash. The Company’s investments held in the Trust Account are classified as trading securities. Trading securities are presented on the balance sheets at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of investments held in the Trust Account and interest earned on marketable securities are included in the accompanying statements of operations. The estimated fair values of investments held in the Trust Account are determined using available market information.

Shareholder Redemption Liability

Shareholder Redemption Liability

On December 20, 2022, in connection with the Company’s special meeting held to consider the First Charter Amendment, the Company’s stockholders redeemed 16,211,702 shares of Class A common stock subject to possible redemption at $10.20 per share redemption value, plus a pro rata share of interest earned. Of the total amount redeemed, payments for 2,581,004 shares of Class A common stock totaling $26,481,101 plus a true-up payment of $1,361,646 for a total liability of $27,842,747 were subsequently paid to redeeming stockholders on January 3, 2023. Therefore, a portion of the total redemption payment has been classified as a stockholder redemption liability in the accompanying balance sheet as of December 31, 2022.

Offering Costs Associated with the IPO

Offering Costs Associated with the IPO

Offering costs, including additional underwriting fees associated with the underwriter’s partial exercise of the over-allotment option, consist principally of legal, accounting, underwriting fees and other costs directly related to the IPO. Offering costs, including those attributable to the underwriter’s partial exercise of the over-allotment option, amounted to $12,729,318. This amount was charged to stockholders’ deficit upon the completion of the IPO.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The fair value of the Company’s financial assets and liabilities reflects management’s estimate of amounts that the Company would have received in connection with the sale of the assets or paid in connection with the transfer of the liabilities in an orderly transaction between market participants at the measurement date. In connection with measuring the fair value of its assets and liabilities, the Company seeks to maximize the use of observable inputs (market data obtained from independent sources) and to minimize the use of unobservable inputs (internal assumptions about how market participants would price assets and liabilities). The following fair value hierarchy is used to classify assets and liabilities based on the observable inputs and unobservable inputs used in order to value the assets and liabilities:

Level 1: Quoted prices in active markets for identical assets or liabilities. An active market for an asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2: Observable inputs other than Level 1 inputs. Examples of Level 2 inputs include quoted prices in active markets for similar assets or liabilities and quoted prices for identical assets or liabilities in markets that are not active.

Level 3: Unobservable inputs based on the Company’s assessment of the assumptions that market participants would use in pricing the asset or liability.

Class A Common Stock Subject to Possible Redemption

Class A Common Stock Subject to Possible Redemption

The Company accounts for its Class A common stock subject to possible redemption in accordance with the guidance in ASC 480. Shares of Class A common stock subject to mandatory redemption (if any) are classified as a liability instrument and are measured at fair value. Conditionally redeemable Class A common stock (including Class A common stock that features redemption rights that are within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) is classified as temporary equity. At all other times, Class A common stock is classified as stockholders’ equity. The Company’s Class A common stock features certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, at December 31, 2023 and 2022, 764,957 and 1,288,298 shares of Class A common stock subject to possible redemption are presented as temporary equity, outside of the stockholders’ deficit section of the Company’s balance sheets.

The Company recognizes changes in redemption value immediately as they occur and adjusts the carrying value of redeemable Class A common stock to equal the redemption value at the end of each reporting period. Increases or decreases in the carrying amount of redeemable common stock are affected by charges against additional paid in capital and accumulated deficit.

At December 31, 2023 and 2022, the Class A common stock subject to possible redemption reflected in the balance sheets is reconciled in the following table:

Class A common stock subject to possible redemption, December 31, 2021	$178,500,000
Plus: Accretion of carrying value to redemption value	2,662,553
Less: redemption of shares	(167,693,708)
Class A common stock subject to possible redemption, December 31, 2022	$13,468,845
Less: Redemption	(5,638,880)
Plus: Accretion of carrying value to redemption value	606,346
Class A common stock subject to possible redemption, December 31, 2023	$8,436,311

Net Loss per Common Stock

Net Loss per Common Stock

The Company has two classes of shares, which are referred to as Class A common stock and Class B common stock (the “Class B common stock” or the “Founder Shares”). Earnings and losses are shared pro rata between the two classes of shares. Public Warrants (see Note 3) and Private Placement Warrants (see Note 4) to purchase an aggregate of 9,192,500 shares of Class A common stock at $11.50 per share were issued on October 29, 2021. At December 31, 2023 and December 31, 2022, no Public Warrants or Private Placement Warrants have been exercised. The 9,192,500 shares of Class A common stock underlying outstanding Public Warrants and Private Placement Warrants were excluded from diluted net income per share for the year ended December 31, 2023 and 2022 because they are contingently exercisable, and the contingencies have not yet been met. As a result, diluted net income per common stock is the same as basic net income per common stock for the period. The tables below present a reconciliation of the numerator and denominator used to compute basic and diluted net income per share for each class of stock.

	For the Year Ended December 31,
	2023		2022
	Class A common stock	Class B Common stock	Class A common stock	Class B Common stock
Basic and diluted net income per share:
Numerator:
Allocation of net income	$(1,641,020)	$(895,213)	$(531,288)	$(136,448)
Denominator:
Weighted average shares outstanding	4,224,247	2,304,421	17,896,428	4,596,250
Basic and diluted net income per share	$(0.39)	$(0.39)	$(0.03)	$(0.03)

Accounting for Warrants

Accounting for Warrants

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the instruments’ specific terms and applicable authoritative guidance in ASC 480 and ASC 815, Derivatives and Hedging. The assessment considers whether the instruments are free standing financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the instruments meet all of the requirements for equity classification under ASC 815, including whether the instruments are indexed to the Company’s own common stock and whether the instrument holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, was conducted at the time of warrant issuance and as of each subsequent period end date while the instruments are outstanding. Management has concluded that the Public Warrants and Private Placement Warrants issued pursuant to the warrant agreement qualify for equity accounting treatment.

Recent accounting pronouncements not yet adopted

Recent Accounting Pronouncements

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires disclosure of incremental income tax information within the rate reconciliation and expanded disclosures of income taxes paid, among other disclosure requirements. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company’s management does not believe the adoption of ASU 2023-09 will have a material impact on its consolidated financial statements and disclosures.

Management does not believe that any other recently issued, but not yet effective, accounting standards if currently adopted would have a material effect on the accompanying unaudited condensed financial statements.